Contingent Liability and Dissolution of Lion Truck Body (Narrative) (Details) - Lion Truck Body Incorporated [Member] - USD ($)	Mar. 31, 2025	Jul. 07, 2022
Disclosure of detailed information about business combination [Line Items]
Current portion of term loan		$ 1,500,000
Interest rate per annum		3.75%
Derecognized contingent liability	$ 1,391,746